SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Shares Granted Under Share Incentive Plan	The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2023 Share Incentive Plan:
	Maximum	Number of shares granted

2023 Share Incentive Plan	3,300,000	3,300,000
	Maximum	Number of shares granted

2024 Share Incentive Plan	2,150,000	2,150,000

Schedule of Stock Based Compensation
	Number of shares	Weighted average exercise price		Weighted average grant date FV
Balance as of December 31, 2023	-	-		-
Granted of December 5, 2024	2,400,000	0.000003	*	1.84
Granted of December 31, 2024	900,000	0.000003	*	1.84
Cancelled/forfeited	-	-		-
Vested	3,300,000	0.000003	*	1.84
Balance as of December 31, 2024	-	-		-
	Number of shares	Weighted average grant date FV
Balance as of December 31, 2024	-	-
Granted of February 3, 2025	2,130,000	1.80
Granted of February 4, 2025	10,000
Granted of February 5, 2025	10,000	1.80
Cancelled/forfeited	-	-
Vested	2,150,000	1.80
Balance as of June 30, 2025	-	-

Schedule of Share-Based Compensation
	For six months ended, June 30, 2025	For six months ended, 2024
Share-based compensation	846,000	-
	For six months ended, June 30,
	2025	2024
Share-based compensation	2,727,000	-